SEVERANCE PAY LIABILITY (Schedule of Defined Contribution Plans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of defined benefit plans [Abstract]
Expenses – in respect to defined contribution plan	$ 593	$ 723	[1]	$ 699	[1]

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.